LOSS BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
LOSS BEFORE TAXATION
Schedule of loss before taxation

The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Cost of inventories recognized as expense(1)	148,929	208,991	246,255
Depreciation expenses	96	12	12
Amortization of land use rights	—	—	—
Right-of-use asset amortization charge	14,067	13,082	12,187
Auditors’ remuneration
– Audit fees	1,898	1,951	1,689
– Audit-related fees	—	—	—
	1,898	1,951	1,689
Directors’ remuneration
– salaries and related cost	1,656	1,457	1,747
– retirement scheme contribution	16	16	16
– share-based payments	—	—	—
Key management personnel (other than directors)
– salaries and related cost	639	693	671
– retirement scheme contribution	23	25	20
– share-based payments	1,835	1,135	622
Research and development personnel
– salaries and related cost	644	240	313
– retirement scheme contribution	111	44	45
Other personnel
– salaries and related cost	7,493	13,351	26,001
– retirement scheme contribution	1,318	2,466	3,867
Total employee benefit expenses	13,735	19,427	33,302

(1)Cost of inventories recognized as expense included staff costs of RMB 4,065,000, RMB 7,554,000 and RMB 19,867,000, retirement scheme contributions of RMB 756,704, RMB 1,590,660 and RMB 2,734,411, depreciation and amortization expense of RMB nil, RMB nil and RMB nil, right-of-use asset depreciation/operating lease charges of RMB 12,801,485, RMB 13,082,071 and RMB 12,503,000, and (reversal of ) / write-down of inventories of RMB (99,237,173), RMB (2,301,000) and RMB (56,766,000) for the years ended December 31, 2021, 2020, and 2019, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.